Nature of the business, Assets under construction or ready to start construction (Details) $ in Thousands		1 Months Ended				6 Months Ended
		Oct. 31, 2023 h Agreement	Jul. 31, 2023 Substation	Nov. 30, 2022 USD ($)	Jul. 31, 2022 mi	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method						$ 221,558	$ 230,307
Chile PV 1 and PV2 events of default [Abstract]
Short-term project debt						$ 400,529	387,387
Coso Batteries 1 and Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Number of tooling agreements | Agreement		2
Period of PPA						15 years
Coso Batteries 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Battery Storage
Location						California, US
Capacity (gross)	[1]					100 MWh
Expected COD						2025
Off-taker						Investment grade utility
Duration capacity of battery | h		4
Coso Batteries 1 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 40,000
Coso Batteries 1 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 50,000
Coso Batteries 2 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Battery Storage
Location						California, US
Capacity (gross)	[1]					80 MWh
Expected COD						2025
Off-taker						Investment grade utility
Duration capacity of battery | h		4
Coso Batteries 2 [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 35,000
Coso Batteries 2 [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 45,000
Chile PMGD [Member]
Assets under construction or ready to start construction [Abstract]
Type						Solar PV
Location						Chile
Capacity (gross)						80 MW
Expected COD						2024-2025
Investments accounted for using equity method				$ 33,000		$ 33,000 [2]
Off-taker						Regulated
Percentage of interest acquired				49.00%
Percentage of economic rights				70.00%
Chile PMGD [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Expected COD						2024
Chile PMGD [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Capacity (gross)						9MW
Expected COD						2025
ATN Expansion 3 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Transmission Line
Location						Peru
Capacity (gross)	[1]					2.4miles 220kV
Expected COD				2024		2024
Investments accounted for using equity method	[2]					$ 12,000
Off-taker						Conelsur
Period of PPA						17 years
Length of transmission lines | mi					2.4
ATN Expansion 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type						Transmission Line
Location						Peru
Capacity (gross)	[1]					n.a. (substation)
Expected COD						2025
Investments accounted for using equity method	[2]					$ 31,000
Off-taker						Republic of Peru
Period of PPA						30 years
Number of substations | Substation			2
Commercial operation end date						2044
Remaining operation period of concessional asset						9 years
Apulo 1 [Member]
Assets under construction or ready to start construction [Abstract]
Type	[3]					Solar PV
Location	[3]					Colombia
Capacity (gross)	[1],[3]					10 MW
Expected COD	[3]					2024
Investments accounted for using equity method	[2],[3]					$ 5,500
Off-taker	[3]					0
Percentage of interest acquired						50.00%
Chile PV 1 and PV 2 [Member]
Assets under construction or ready to start construction [Abstract]
Percentage of interest acquired						35.00%
Chile PV 1 and PV2 events of default [Abstract]
Short-term project debt						$ 73,000	$ 71,000
Chile PV 3 expansion [Member]
Assets under construction or ready to start construction [Abstract]
Type						Battery storage
Location						Chile
Capacity (gross)						142 MWh
Expected COD						2024
Off-taker						Emoac
Period of PPA						10 years
Chile PV 3 expansion [Member] | Bottom of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 14,000
Chile PV 3 expansion [Member] | Top of Range [Member]
Assets under construction or ready to start construction [Abstract]
Investments accounted for using equity method	[2]					$ 15,000

[1]	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership.
[2]	Corresponds to the expected investment by Atlantica.
[3]	Atlantica owns 50% of the shares in Apulo 1.